Meridian Fund, Inc.

100 Fillmore Street

Suite 325

Denver, Colorado 80206

March 20, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549-8626

Re:	Meridian Fund, Inc. (the “Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Registrant attached for filing under the Securities Act of 1933 (the “1933 Act”) is the Registrant’s Registration Statement on Form N-14 (the “Prospectus/Proxy Statement”).

This filing relates to the proposed acquisition by the Meridian Equity Income Fund (the “Acquiring Fund”), a series of the Registrant, of the assets and liabilities of the Jordan Opportunity Fund (the “Selling Fund”), a series of Professionally Managed Portfolios (the “Selling Trust”). The Prospectus/Proxy Statement contained in this filing will be used in the solicitation of proxies of the shareholders of the Selling Fund to approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Selling Fund will be transferred to the Acquiring Fund (the “Reorganization”).

Copies of the Prospectus/Proxy Statement are intented to be released to shareholders of the Selling Fund on or about April 19, 2015.

The accounting survivor in the Reorganization will be the Acquiring Fund. In order to expedite your review of the Prospectus/Proxy Statement, the following is our analysis of the factors investment companies should consider in determining which portfolio should be the accounting survivor in investment company reorganizations as set forth by the Division of Investment Management in NORTH AMERICAN SECURITY TRUST, 1993 SEC No-Act. LEXIS 876 (pub. avail. Aug. 5, 1994) (“NAST”). For the reasons set forth below, the factors identified in the NAST no-action letter affirm that the Acquiring Fund is properly considered the accounting survivor of the Reorganization.

BACKGROUND

The Registrant is an open-end, management investment company organized as corporation under the laws of the state of Maryland. The Registrant offers for sale four separate series, one of which is the Acquiring Fund. On March 16, 2015, the Registrant’s Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) in which the Selling

Fund would transfer all of its assets and assign all of its liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, having an aggregate net asset value equal to the shares of the Selling Fund as of the close of regular trading on the New York Stock Exchange on the date of the closing of the Reorganization. After a pro rata distribution of such shares to the Selling Fund shareholders, the Selling Fund would be liquidated and its legal existence terminated. The Acquiring Fund would be the surviving legal and accounting entity of the Reorganization

The Selling Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. On March 12, 2015, the Board of Trustees of the Selling Trust also approved the Plan.

NAST NO-ACTION LETTER

In NAST, the North American Security Trust sought assurance from the Securities and Exchange Commission (the “Commission”) that the Commission would not take any enforcement action against it if utilized, for periods prior to the establishment of its Moderate Asset Allocation Trust (the “new portfolio”), the performance of a predecessor portfolio that, along with another portfolio whose performance information was not to be utilized, was reorganized with and into the new portfolio. In granting the no-action relief, the Commission indicated that it would not recommend enforcement against North America Security Trust under Rule 482 under the 1933 Act or Rule 34b-1 under the Investment Company Act of 1940 if the new portfolio advertised the performance data of the predecessor fund as described in the request.

In making that determination, the Commission considered the following factors as to the funds: (1) their investment advisers; (2) their investment objectives, policies, and restrictions; (3) their expense structures and expense ratios; (4) asset size; and (5) their portfolio compositions. The Commission further noted that the survivor of a business combination for accounting purposes (i.e., the fund whose financial statements are carried forward) typically will be the fund whose historical performance may be used by the new or surviving fund. Importantly, the Commission did not identify any one factor as having more significance than another

ANALYSIS

Applying the factors that the Commission identified in NAST to the Reorganization, we believe that the factors identified by the Commission generally weigh in favor of determining the Acquiring Fund as the surviving entity of the Reorganization. Each factor will be discussed in turn.

Investment Adviser.

As described in the relevant Prospectus/Proxy Statement, the funds have different investment advisors. Windowpane Advisors, L.L.C. (“Windowpane”) acts as the current advisor for the Selling Fund and Hellman, Jordan Management Co., Inc. is the sub advisor (the “Sub-Advisor”) that is responsible for managing the Selling Fund’s portfolios.

Arrowpoint Asset Management, LLC (“Arrowpoint”) acts as the investment advisor for the Acquiring Fund. The portfolio manager for the Acquiring Fund is Minyoung Sohn, CFA. Mr. Sohn, joined Arrowpoint in 2008 and serves as portfolio manager of the Acquiring Fund effective October 31, 2014. Following the Reorganization, Arrowpoint will serve as the investment advisor for the Acquiring Fund. Windowpane and the Sub-Advisor will not be involved with the Acquiring Fund following the Reorganization.

Investment Objectives, Policies and Restrictions.

As described in the relevant Prospectus/Proxy Statement, the Selling Fund and the Acquiring Fund have similar investment objectives. The Selling Fund’s investment objective is to seek capital appreciation. Similarly, the Acquiring Fund’s investment objective is to seek long-term growth of capital with income as a component of the total return. Because the Selling Fund and the Acquiring Fund are managed by different investment advisors their principal investment strategies differ slightly. Both the Selling Fund and the Acquiring Fund focus on maintaining a diversified portfolio and investing in companies that will have capital appreciation over time. The Acquiring Fund also focuses on investments that have the potential to raise dividends in the future. The Selling Fund and the Acquiring Fund also have similar fundamental investment restrictions including limits on investing more than 25% of the fund’s assets in any one particular industry, making loans, investing in real estate and underwriting securities. The Acquiring Fund’s investment objectives, policies and restrictions will be used to manage the Acquiring Fund following the Reorganization.

Expense Structure and Expense Ratios.

As described in the relevant Prospectus/Proxy Statement, the management fees for both the Selling Fund and the Acquiring Fund are the same. The Acquiring Fund Legacy Share class, which is being distributed to the Selling Fund shareholders, has a fee waiver and slightly lower total annual operating expenses (before and after waivers) than the Selling Fund. The total annual fund operating expenses after fee waiver and/or expense reimbursement is 1.58% for the Selling Fund and 1.25% for the Acquiring Fund. Neither the Selling Fund nor the Legacy Class of the Acquiring Fund has a Rule 12b-1 plan, and, accordingly, neither pays for distribution out of its assets. The Acquiring Fund’s Legacy Class expense structure, including its sales load, management and other shareholder services fees, will be the expense structure of the Acquiring Fund after the Reorganization.

Asset Size.

The Acquiring Fund and the Selling Fund have differing asset sizes, with the Selling Fund having substantially more assets than the Acquiring Fund. As of December 31, 2014, the Acquiring Fund had net assets of $7,411,347 and had 614,971 shares outstanding. As of that same date, the Selling Fund had net assets of $44,955,139 and had 2,494,749 shares outstanding. The inception date of the Acquiring Fund was January 31, 2005 and the inception date of the Selling Fund was January 21, 2005.

Portfolio Composition.

Because the funds have similar investment objectives and similar principal investment strategies and investment policies, the funds can be expected to have some portfolio holdings overlap. The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund’s investment objective as well as the Portfolio Manager’s fundamental analysis and current market perspective.

Review of Factors.

In light of the foregoing analysis, we respectfully submit that all of the factors, excluding asset size, weigh in favor of the Acquiring Fund being the accounting survivor of the Reorganization. With regard to asset size, given that the investment universe is not capacity constrained, the other three investment-related factors, when weighed against asset size, should control.

Questions and comments concerning this matter and the enclosed materials may be directed to the undersigned at (303) 398-2929.

Sincerely,
/s/ David Corkins
David Corkins, President